Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

(a)          Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Effective as of May 9, 2022, the Company changed the ratio of ADSs to its Class A ordinary shares from the current ADS Ratio of one ADS to 50 Class A ordinary share to a new ADS Ratio of one ADS to 650 Class A ordinary shares (the “ADS Ratio change”). The per ADS data as disclosed elsewhere in these consolidated financial statements and notes thereto are presented on a basis after taking into account the effects of the ADS Ratio change and have been retrospectively adjusted, where applicable.

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

The Group’s revenue declined from US$272.1 million in 2021 to US$83.9 million in 2022 and further to US$32.0 million in 2023. As of December 31, 2023, the Group’s current liabilities exceeded its current assets by US$1.2 million, compared to US$0.3 million as of December 31,2022. The Group incurred a net loss of US$2.6 million and negative cash flows from operating activities of US$6.6 million in 2023, and recorded an accumulated deficit of US$216.9 million as of December 31, 2023.

These adverse conditions and events indicate raise substantial doubt about the Group’s ability to continue as a going concern. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan covering the next twelve months to enhance its operating cash flow, obtain capital financing from investors and borrowings from commercial banks to fund its general operations including its marketing activities. The Group’s ability to continue as a going concern is dependent on the following factors:

2.Summary of Significant Accounting Policies (Continued)

(a)          Basis of Presentation (Continued)

●	The successful implementation of a balanced development approach between growth and profitability. To implement the plans, the Group plans to restructuring its portfolio products by focusing resources on more profitable businesses, such as pan-entertainment mobile applications in overseas markets. The Group also plans to continue to implement its cost-control initiative so as to improve cost and expense efficiency. Specifically, The Group plans to continue to terminate the operations of non-performing and under-performing scenario-based mobile apps, and reduce sales and marketing expenses to acquire new users.
●	In January 2024, the Group entered into a credit facility agreement guaranteed by founder’s assets with a commercial bank with a credit facility of US$2.5 million, which will expire by January 2025. As of April 26, 2024, the Group has fully drawn down US$2.5 million. The Group plans to renew its short-term bank borrowings if needed. However, there is no assurance that the Group will be successful in renewing this short-term credit facility.
●	The Group will continue to seek external financing to improve its liquidity position to fund continuing operations, though there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group.

Management has concluded, after giving consideration to its plans as noted above, that the Group has sufficient cash and liquidity to fund its operations for one year from the date of the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. However, there is a material uncertainty relating the Group’s successful implementation of management’s business plans which lacks of sufficient historical data for evidence and there is no assurance the Group will be able to obtain additional financing or renew its current bank borrowings to fund its operations. These adverse condition and events and material uncertainties relating to management’s plan give rise to substantial doubt as to whether the Group will continue as a going concern and therefore whether it will realize its assets and discharge its liabilities in the normal course of business and at the amounts stated in the financial statements. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or to the amounts and classification of liabilities that might be necessary should the Group not continue as a going concern.

(b)          Principles of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries, its consolidated VIEs and VIEs’ subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services and any other restrictions. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore conducts its online business through the following major consolidated VIEs:

●	Shanghai Chu Bao (CooTek) Information Technology Co., Ltd. (“Chu Bao”)
●	Molihong (Shenzhen) Internet Technology Co., Ltd. (“Molihong”)

To provide the Group effective control over the VIEs and receive substantially all of the economic benefits of the VIEs, the Company’s wholly owned subsidiary, Shanghai ChuLe (CooTek) Information Technology Co., Ltd. (“Chu Le” or “WFOE”) entered into a series of contractual arrangements, described below, with The VIEs and their respective shareholders.

Agreements that provide the Company effective control over the VIEs include:

Voting Rights Proxy Agreements & Irrevocable Power of Attorney

Pursuant to which each of the shareholders of VIEs has executed voting rights proxy agreements, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders’ meetings of VIEs and execute relevant shareholders’ resolutions; (ii) exercise on their behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, and (iv) assign the shareholding rights of VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation.

2.Summary of Significant Accounting Policies (Continued)

(b)         Principles of Consolidation (Continued)

Exclusive Purchase Option Agreements

Pursuant to which each the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee exclusive options to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs. The WFOE has the sole discretion to decide when to exercise the options, and whether to exercise the options in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests.

Equity Pledge Agreements

The VIE shareholders agreed to pledge their equity interests in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIEs’ shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Business Cooperation Agreements

Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In exchange, the VIEs pay monthly service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

Loan Agreements

The WFOE entered into loan agreements with each shareholder of the VIEs. Pursuant to the terms of these loan agreements, the WFOE granted an interest-free loan to each shareholder of the VIEs for the explicit purpose of making a capital contribution to the VIEs. The term of the loans are 10 years and shall be renewed automatically every 3 years for an additional 3 years unless the WFOE terminates the agreement (which option is at the WFOE’s sole discretion) at which point the loans are payable on demand. The shareholders of the VIEs may not prepay all or any portion of the loans without the WFOE’s consent.

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney and Exclusive Purchase Option Agreements provide the Company effective control over the VIEs and its subsidiaries, while the Exclusive Business Cooperation Agreements and Equity Pledge Agreements secure the obligations of the shareholders of the VIEs under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

The Group believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	Revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
●	Discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;
●	Limit the Group’s business expansion in China by way of entering into contractual arrangements;
●	Impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
●	Require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or
●	Restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

The following consolidated financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2022	2023
	US$	US$
ASSETS
Cash and cash equivalents	2,087,760	283,530
Restricted cash	206	—
Accounts receivable, net	1,031,662	221,848
Prepaid expense and other assets	1,879,727	1,730,359
Long-term investments	276,600	—
Property and equipment, net	108,957	8,191
Operating lease right-of-use assets	212,517	132,080
Other non-current assets	21,280	98,551
Total Assets	5,618,709	2,474,559
LIABILITIES
Accounts payable	3,300,720	1,582,409
Accrued salary and benefits	874,763	152,145
Accrued expenses and other current liabilities	2,353,038	767,641
Deferred revenue	104,711	48,636
Operating lease liabilities, current	84,813	88,403
Operating lease liabilities, non-current	136,857	46,171
Total Liabilities	6,854,902	2,685,405

	For the years ended
	December 31,
	2021	2022	2023
	US$	US$	US$
Net revenues	101,383,320	31,296,937	5,752,574
Income (loss) from operations	(31,302,836)	17,304,119	93,144
Net (loss) income	(31,694,750)	17,177,101	59,026
Net cash (used in) provided by operating activities	(27,664,505)	(13,423,567)	(2,990,648)
Net cash (used in) provided by investing activities	(475,661)	43,397	273,659
Net cash provided by (used in) financing activities	4,772,782	6,436,801	(1,948,205)

The VIEs’ assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include purchased servers, which are presented in the account of “Property and equipment, net”. The unrecognized revenue-producing assets mainly consist of the Internet Content Provider license (“ICP” license), trademarks, copyrights and registered patents, which are not recognized in the consolidated balance sheets.

Revenues of VIEs included in the consolidated financial statements mainly include revenue of advertising services. The VIEs contributed 37%, 39% and 18% of the Group’s consolidated net revenues for years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the VIEs accounted for an aggregate of 26% and 27% respectively, of the consolidated total assets, and 34% and 28% respectively, of the consolidated total liabilities.

2.Summary of Significant Accounting Policies (Continued)

(b)          Principles of Consolidation (Continued)

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.

(c)          Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements including but not limited to estimated consumption rates at which consumable virtual items is consumed, allowance for credit losses, accruals for user incentive programs, valuation allowances of deferred tax assets, valuation of share-based compensation, and valuation of embedded derivative liabilities. Actual results may differ materially from those estimates.

(d)          Fair Value

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
●	Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

2.Summary of Significant Accounting Policies (Continued)

(d)          Fair Value (Continued)

●	Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Beginning January 1, 2019, the Group’s equity investments without readily determinable fair values, which do not qualify for Net Asset Value (“NAV”) practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of Accounting Standards Update (“ASU”) 2016-01 Recognition and Measurement of Financial Assets and Liabilities (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. After management’s assessment of each of the long-term investments, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

The Group measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include future performance projections, discount rate and other assumptions that are significant to the measurements of fair value. An impairment charge to these investments is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. During the years ended December 31, 2021, 2022 and 2023, the Group recognized US$0.25 million, nil and nil of impairment loss of equity method investments, respectively.

Financial instruments not reported at fair value include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, other current liabilities, short-term borrowings, and convertible note payable (see Note 10). The embedded monthly redemption right of the convertible note was measured at fair value and the Group determined these recurring fair value measurements reside primarily within Level 3 of the fair value hierarchy because the absence of observable inputs used in Monte Carlo simulation. The significant inputs applied in Monte Carlo simulation include expected volatility, dividend yield and present value discount rate. The carrying amounts of other financial instruments as of December 31, 2022 and December 31, 2023 were considered representative of their fair values due to their short-term nature.

(e)           Foreign Currency Translation

The functional currency of the Company is the United States Dollar (“US$”). The functional currency of the VIEs and the VIEs’ subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of all the other subsidiaries is US$.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses are recorded in the statements of operations.

2.Summary of Significant Accounting Policies (Continued)

(e)           Foreign Currency Translation (Continued)

The Group has chosen the US$ as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates. Income statement items have been translated using the average exchange rate for the year. Translation adjustments have been reported as cumulative translation adjustments and are shown as a component of other comprehensive (loss) income in the consolidated statements of comprehensive loss and consolidated statements of changes in shareholders’ equity (deficit).

(f)          Cash, Cash Equivalents and Restricted cash

Cash and cash equivalents consist of cash on hand, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(g)          Short-term Investments

Short-term investments primarily consist of the time deposits with maturities between three months and one year. The Group classifies the short-term investments as “held-to-maturity” securities and stated at amortized cost within Level 2.

For investments classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Group’s policy and ASC 320. The other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the investment’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. No impairment losses in relation to its short-term investments were recorded for the years ended December 31, 2021, 2022 and 2023.

(h)           Accounts Receivable, net

Accounts receivable, net represents those receivables derived from the ordinary course of business and are recorded net of allowance that reflects the Group’s best estimate of the amounts that will not be collected. In determining collectability of the accounts receivables, the Group considers factors in assessing the expected credit losses, including historical credit loss experience, credit quality of customers, aging of the receivables, financial condition of the customers and market trends, and specific facts and circumstances.

On January 1, 2023, the Group adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using the modified retrospective method. Expected credit losses are recorded as general and administrative expenses on the consolidated statements of operations.

(i)          Long-term Investments

Investments represent equity-method investments and equity investments without readily determinable fair value.

The Group accounts for equity investment in entities with significant influence but holds no controlling interest under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of operation. When the Group’s share of loss in an equity-method investee equals or exceeds its carrying value of the investment in that entity, the Group continues to report its share of equity method losses in the statements of operation to the extent and as an adjustment to the carrying amount of its other investments in the investee. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in impairment losses of investment when a decline in value is deemed to be other-than- temporary.

2.Summary of Significant Accounting Policies (Continued)

(i)           Long-term Investments (Continued)

Investments in equity securities without readily determinable fair values are measured at cost minus impairment adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. An impairment loss is recognized in the consolidated statements of operation equal to the amount by which the carrying value exceeds the fair value of the investment.

The Group recognized US$248,140, nil and nil of impairment loss to write down the long-term investments for the years ended December 31, 2021,2022 and 2023, respectively.

(j)           Property and Equipment, net

Property and equipment is recorded at cost less accumulated depreciation and impairment. Depreciation expense of long-lived assets is recorded as either cost of revenue or operating expenses, as appropriate. Depreciation is computed using the straight-line method over the following estimated useful lives by major asset category:

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or expected useful life

Repair and maintenance costs are charged directly to expense as incurred, whereas the cost of renewals and improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets.

(k)          Intangible Assets

Intangible assets mainly consist of externally purchased software and other intangible assets which are amortized over an estimated useful life of 3-10 years on a straight-line basis.

(l)           Impairment of Long-lived Assets

Long-lived assets, including property and equipment and intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant under-performance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets or significant changes in business strategies. An impairment analysis is performed at the lowest level of identifiable cash flows for an asset or asset group based on valuation techniques such as discounted cash flow analysis. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The estimation of future cash flows requires significant management judgment and actual results may differ from estimated amounts. No impairment was recognized for the years ended December 31, 2021, 2022 and 2023.

(m)         Treasury Shares

Treasury shares represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Group. Treasury shares are accounted for under the cost method. Under this method, repurchased ordinary shares were recorded as treasury shares at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition

Mobile Advertising

The Group generates majority of its revenue through mobile advertising and recognizes the revenue according to ASC Topic 606.The Group provides advertising services to customers for promotion of their brands and products through its pan-entertainment mobile applications, including online literature applications and mobile games. Online literature contributed approximately 38.3%, 46.7% and 47.3% of its advertising revenue in 2021, 2022 and 2023 respectively. Meanwhile, mobile games contributed approximately 53.2%, 50.3% and 48.6% of its advertising revenue in 2021, 2022 and 2023 respectively.

The Group has two general pricing models for its advertising products: cost over a time period and cost for performance basis including per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from the Group’s mobile applications. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions originating from the Group’s mobile applications. For contracts that are charged on the cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered. Revenue for performance-based advertising services is recognized at a point in time when all the revenue recognition criteria are met.

For certain of the Group’s advertising service arrangements, customers are required to pay a deposit before using Group’s services. Deposits received are recorded as deferred revenue on the consolidated balance sheets. Service fees due to the Group are deducted from the deposited amounts when performance criteria have been satisfied.

In-app purchase

The Group operates applications that allow users to download for free and also offer in-app purchases to users. In-app purchase revenue is primarily derived in the form of subscriptions and sale of in-app virtual currency to obtain virtual goods in mobile games or extra content in our online literature products (together, defined as “virtual items” or a “virtual item”).

Payments from users are non-refundable and relate to non-cancellable contracts for a fixed price that specify the Group’s obligations. The Group is primarily responsible for providing the service and virtual items, have control over the content and operation of applications, and have the discretion to establish the in-app purchases’ prices. Therefore, the Group is the principal and, accordingly revenues are recorded on a gross basis. The platform such as Apple App Store and Google Play collect proceeds from the users and remit the proceeds to us after deducting their respective platform fees. Payment processing fees paid to platform are recorded within cost of revenues.

In-app purchase revenue derived in the form of subscription is initially deferred and is recognized using the straight-line method over the term of the applicable subscription period.

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition (Continued)

For in-app purchase revenue derived from sale of in-app virtual currency, the satisfaction of the Group’s performance obligation is dependent on the nature of the virtual item purchased which is categorized as either consumable or durable.

●	Consumable: Consumable virtual items represent items that can be consumed by a specific user action. Consumable virtual items do not provide the user any continuing benefit after a short period of time following consumption. For the sale of consumable virtual items, the Group recognize revenue as the items are consumed which approximates in 60 days. The Group has determined through a review of user behavior that users generally do not purchase additional virtual currency until their existing virtual currency balances have been substantially consumed. This review, performed on an app-by-app basis, includes an analysis of users’ historical purchase behavior and consume behavior. Based upon this analysis, the Group has estimated the rate at which virtual items is consumed within each application. Accordingly, revenues are recognized using these estimated consumption rates. The Group monitors analysis of user behavior on a quarterly basis.
●	Durable: Durable virtual items represent items that are accessible to the user over an extended period of time. The Group recognizes revenue from the sale of durable virtual items ratably over the estimated service period for the applicable applications, which represents our best estimate of the average life of the durable virtual item.

The substantial majority of virtual items in the Group’s applications are consumable virtual items. The Group expects that in future periods, there will not be significant changes in the mix of consumable and durable virtual items offered and sold.

For the years ended December 31, 2022 and 2023, the Company recognized in-app purchase revenue of US$4,110,704 and US$6,470,995, respectively.

Others

The Group also generates other revenues mainly through licensing of online literature works and licensing of TouchPal Smart Input to certain device manufacturers. The revenue is recognized at the point of time that the licensing performance delivered.

Sales Incentives

The Group provides sales incentives to certain customers in the form of sales rebates which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be. For the years ended December 31, 2021, 2022 and 2023, the rebates recorded by the Group were US$10,897,346, nil and nil, respectively.

Disaggregation of Revenue

In the following table, revenue is disaggregated by revenue streams and geographic location of customers’ headquarters.

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenue:
Advertising revenue	267,266,716	76,545,411	22,822,094
In-app purchase and other revenues	4,879,105	7,381,203	9,154,174
Total	272,145,821	83,926,614	31,976,268

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition (Continued)

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
PRC	232,300,929	48,480,865	11,656,321
USA	30,023,116	25,598,517	17,373,071
Others	9,821,776	9,847,232	2,946,876
Total	272,145,821	83,926,614	31,976,268

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers.

For advertising and licensing arrangements, accounts receivable represents the amount to be collected from customers for which service has been delivered. Contract liabilities include payments received in advance of performance under the contract or for differences between the amount billed to a customer and the revenue recognized for the completed performance obligation which is presented as deferred revenue on the consolidated balance sheets.

Payments for in-app purchase revenue are required at time of purchase, are non-refundable and relate to non-cancellable contracts. Such payments are initially recorded to deferred revenue and are recognized into revenue as the Group satisfies performance obligations. Further, payments made by users of applications are collected by platform such as Google Play and Apple App Store, and remitted to the Group generally within 18 to 45 days of the last day of the fiscal month in which the purchase was completed. The Group’s right to the payments collected on its behalf is unconditional and therefore recorded as accounts receivable, net of the associated payment processing fees.

Due to the generally short-term duration of the Group’s contracts, majority of the performance obligations are satisfied in one year. The movements of the Group’s accounts receivable and deferred revenue are as follows:

	Accounts Receivable	Deferred Revenue
	US$	US$
Opening Balance as of January 1, 2022	21,483,102	1,943,168
Decrease, net	(16,533,858)	(1,767,793)
Ending Balance as of December 31, 2022	4,949,244	175,375
Decrease, net	(2,614,637)	468,622
Ending Balance as of December 31, 2023	2,334,607	643,997

Revenue amounted US$1,857,881 and US$83,085 were recognized in the years ended December 31, 2022 and 2023, respectively, which were included in the balance of deferred revenue at the beginning of each year.

Transaction Price Allocated to the Remaining Performance Obligations

Revenue expected to be recognized in any future year related to remaining performance obligations, excluding revenue pertaining to contracts that have an original expected duration of one year or less, contracts where revenue is recognized as invoiced and contracts with variable consideration related to undelivered performance obligations, is not material.

2.Summary of Significant Accounting Policies (Continued)

(n)         Revenue Recognition (Continued)

Practical Expedients and Exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Group recognizes revenues at the amount to which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

(o)          Cost of Revenue

Cost of revenue consists of direct costs primarily relating to generating revenue, which includes payment processing fees paid to platform such as Apple App Store and Google Play, bandwidth costs and cloud service costs, content costs paid to signed authors and third-party content providers for the publishing and licensing of relevant online literature works, third-party outsourcing fees, depreciation expenses and service fees for internet data center, and salary and benefits expenses of operation and maintenance department.

(p)          Research and Development Expenses

Research and development expenses primarily consist of (1) salary and benefits expenses incurred in the research and development of new products and new functionality, and (2) general expenses and depreciation expenses associated with the research and development activities.

Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2021, 2022 and 2023.

(q)          Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising and promotion expenses, expenses incurred for the user incentive programs, salaries and benefits of sales and marketing personnel and fees paid to mobile device manufacturers to pre-install the Group’s smart input products. Advertising and promotion expenses which mainly include user acquisition costs that represent payment to the third parties for online user acquisition of the Group’s products via social media and demand-side platforms amounted to US$145,992,236, US$41,174,550 and US$17,407,958 for the years ended December 31, 2021, 2022 and 2023, respectively.The Group launched the user incentive programs for its registered users in its various applications to enhance user engagements.

(r)           Leases

The Group leases office space in different cities in PRC and USA under non-cancellable operating lease agreements that expire at various dates through December 2025. Before January 1, 2021, the Group applied the ASC 840, Leases, under which each lease is classified at the inception date as either a capital lease or an operating lease. All the Group’s leases were classified as operating lease under ASC 840.

Effective January 1, 2021, the Group adopted ASU No. 2016-02 “Leases” (ASC 842) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2021. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. Upon the adoption, the Group recognized operating lease right of use (“ROU”) assets of US$2,563,151 with corresponding lease liabilities of US$2,470,968 on the consolidated balance sheets. The operating lease ROU assets include adjustments for prepayments. The adoption did not impact the Group’s beginning retained earnings as of January 1, 2021, or the Group’s prior years’ financial statements.

2.Summary of Significant Accounting Policies (Continued)

(r)          Leases (Continued)

Under ASC 842, the Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its consolidated balance sheets at the lease commencement. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

The Group incurred operating lease costs amounting to US$1,129,612 and US$334,918 (excluding US$131,079 and US$48,560 for short-term leases not capitalized as ROU assets for the year ended December 31, 2022 and 2023) for the years ended December 31 2022 and 2023, respectively. Cash payments against operating lease liabilities were US$927,257 and US$409,100 for the year ended December 31,2022 and 2023.

As of December 31, 2023, Group’s operating leases had a weighted average remaining lease term of 1.6 years and a weighted average discount rate of 6.0%. Future lease payments under operating leases as of December 31, 2023 were as follows:

As of December 31,
2023
US$
2024	334,863
2025	167,431
Total lease payment	502,294
Less: imputed interest	(21,326)
Total lease liability balance	480,968
Less: Operating lease liabilities, current	(315,953)
Long-term operating lease liabilities	165,015

As of December 31, 2023, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

As of December 31,
2023
US$
2024	349,907
2025	167,431
Total lease commitment	517,338

2.Summary of Significant Accounting Policies (Continued)

(s)          Convertible Notes, Beneficial Conversion Feature (“BCF”) and Redemption Feature

The Group issued convertible notes in January and March 2021. The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with Topic 815, Derivatives and Hedging (“ASC 815”), Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible note agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. The value of the BCF is recorded in the financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method. The Group presents the occurred debt issuance costs as a direct deduction from the convertible note rather than as an asset. Amortization of the costs is reported as interest expense. At the date of above conversion, the remaining amount has been fully amortized to interest expense.

The convertible notes issued in March 2021 also include a monthly redemption feature which trigger a mandatory monthly redemption of a portion of the principal amount plus an 8% redemption premium and accrued and unpaid interest to be redeem in cash, the shares of the Group or a combination of both at the option of the Group if certain conditions relating to trading prices of the Group’s shares are not met (“Monthly Redemption”). The Group has evaluated whether the Monthly Redemption feature is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the monthly redemption has an underlying based on the fair value of the Group’s shares. An underlying that is based on common stock is not considered to be clearly and closely related to a debt host instrument, therefore, the Monthly Redemption feature should be separately accounted for as a standalone derivative under ASC 815. This derivative is presented at fair value with change in fair value recognized in earnings. For the convertible note issued with this derivative, a portion of the note’s proceed is allocated to the derivative based on the fair value at the date of the issuance. The allocated fair value for the derivative is recorded as a debt discount from the face amount of the notes, which is then accredited to interest expense over the life of the related debt using the effective interest method.

(t)          Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

In accordance with the provisions of ASC 740, Income Taxes, the Group recognizes in the financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process.

Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group considers positive and negative evidence when determining whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, historical results of operations, and tax planning strategies. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

2.Summary of Significant Accounting Policies (Continued)

(t)           Income Taxes (Continued)

The actual benefits that are ultimately realized may differ from estimates. As each audit is concluded, adjustments, if any, are recorded in the financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require us to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2021,2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

(u)          Employee Contribution Plan

Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities. Contributions to the defined contribution plan are expensed as incurred.

The Group has no other material obligation for payment of pension benefits except for the annual contributions described above.

(v)          Share-based Compensation

Fair value recognition provisions according to ASC718, Compensation—Stock Compensation: Overall, is applied to share-based compensation, which requires the Group to recognize expense for the fair value of its share-based compensation awards. Compensation expense adjusted for forfeiture effect on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using grade vesting method, net of actual forfeitures, over the requisite service, which is the vesting period.

The Group determines fair value of share options as of the grant date using binomial option pricing model and the fair value of restricted share units as of the grant date based on the fair market value of the underlying ordinary shares.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

(w)         Comprehensive Loss

Comprehensive Loss includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, the Group’s total comprehensive loss includes net loss and foreign currency translation adjustments.

2.Summary of Significant Accounting Policies (Continued)

(x)         (Loss) income per Share

Basic (loss) income per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss) income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consists of the ordinary shares issuable upon the conversion of the convertible notes (using the if-converted method), ordinary shares issuable upon the exercise of share options and vest of non-vested restricted share units (using the treasury stock method).

(y)          Concentration and risks

Concentration of Customers

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for credit losses primarily based upon the historical credit loss experience of the receivables and factors surrounding the credit risk of customers. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of these suppliers and has noted no significant credit risk.

The following customers accounted for 10% or more of revenue:

	For the years ended
	December 31,
	2021		2022		2023
	US$	%	US$	%	US$	%
Company A	75,896,207	27.89%	20,179,468	24.04%	*	*
Company B	68,943,513	25.33%	8,940,784	10.65%	*	*
Company C	*	*	12,980,235	15.47%	4,862,217	15.21%
Company D	*	*	*	*	4,453,331	13.93%
Company E	*	*	*	*	3,628,882	11.35%

*   Less than 10%.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2022		2023
	US$	%	US$	%
Company C	604,129	12.21%	*	*
Company D	*	*	737,087	31.57%
Company E	505,376	10.21%	*	*

*   Less than 10%.

2.Summary of Significant Accounting Policies (Continued)

(y)          Concentration and risks (Continued)

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the years ended December 31,
	2021		2022		2023
	US$	%	US$	%	US$	%
Company C	*	*	18,184,318	40.98%	8,345,027	47.21%
Company F	24,058,293	12.02%	7,365,582	16.60%	2,098,906	11.88%
Company G	22,034,256	11.00%	*	*	*	*
Company H	*	*	*	*	3,349,826	18.95%

*   Less than 10%.

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,
	2022		2023
	US$	%	US$	%
Company C	2,381,107	29.14%	587,044	13.27%
Company F	1,562,950	19.13%	506,145	11.44%
Company H	*	*	1,254,904	28.36%

*   Less than 10%.

Business and Economic Risks

The Group participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations and cash flows: changes in the overall demand for services and products; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; brand maintenance and enhancement; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange in the PRC, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB44,614,204 (amounted to US$6,405,853) and RMB6,473,047 (amounted to US$913,924) as of December 31, 2022 and 2023, respectively.

2.Summary of Significant Accounting Policies (Continued)

(z)          Recent Accounting Pronouncements

New accounting pronouncements recently adopted

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for the public business entities. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In November 2019, the FASB issued ASU No. 2019-10 which delayed the effective date of ASU 2016-13 for smaller reporting companies and other non-SEC reporting entities to fiscal years beginning after December 15, 2022, including interim periods within those fiscal periods. Early adoption is permitted. The Group adopted this standard on January 1, 2023 using the modified retrospective method. The adoption did not impact the Group’s beginning retained earnings as of January 1, 2023, or the Group’s prior years’ financial statements. There was no material impact to the Group’s financial position or results of operations upon adoption.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measures contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Group adopted this standard on January 1, 2023. There was no material impact to the Group’s financial position or results of operations upon adoption.

New accounting pronouncements not yet adopted

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280): Improvements to Reportable Segment Disclosures, which updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in us including the additional required disclosures when adopted. The Group is currently evaluating the potential effect that the updated standard will have on financial statement disclosures.

2.Summary of Significant Accounting Policies (Continued)

(z)          Recent Accounting Pronouncements (Continued)

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topics 740): Improvements to Income Tax Disclosures, which requires to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Group is currently evaluating the potential effect that the updated standard will have on financial statement disclosures.